Fair Value of Assets and Liabilities - Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Mortgage loans, net	$ 621,702	$ 733,258
Financial liabilities
Liability for collateral	76,393	158,111	$ 69,788	$ 59,067
Significant unobservable inputs (Level 3) | Amortized cost, net
Financial assets
Mortgage loans, net	621,702	733,258
Financial liabilities
Contractholder funds on investment contracts	1,504,295	1,605,574
Significant unobservable inputs (Level 3) | Fair value
Financial assets
Mortgage loans, net	660,862	764,201
Financial liabilities
Contractholder funds on investment contracts	1,735,933	1,730,341
Significant other observable inputs (Level 2) | Amortized cost, net
Financial liabilities
Liability for collateral	76,393	158,111
Significant other observable inputs (Level 2) | Fair value
Financial liabilities
Liability for collateral	$ 76,393	$ 158,111